EQUITY SETTLED SHARE-BASED TRANSACTIONS	12 Months Ended
Dec. 31, 2017
EQUITY SETTLED SHARE-BASED TRANSACTIONS
EQUITY SETTLED SHARE-BASED TRANSACTIONS

28.    EQUITY SETTLED SHARE-BASED TRANSACTIONS

Win Yin granted stock options and restricted share units (“RSUs”) on Win Yin’s shares to certain directors, eligiable person and employees of the Transfered Entities. Compensation cost related to the grant of the share options and RSUs are recorded as expense with a corresponding credit to equity.

Pursuant to the Reorganization completed on November 18, 2015, Yintech became the holding company of the Transferred Entities and the Group. In connection with the Reorganization, Yintech issued stock options and RSUs on its shares to the Group’s employees as replacement of the stock options and RSUs issued by Win Yin. The terms and conditions of the stock options, such as vesting and exercisability, remain the same.

(a)Stock option

In 2016 and 2017, Yintech granted a total of 63,741,271 and 10,000,000, respectively, stock option to certain directors, eligible person and employees. No stock options were granted in 2015. The stock options are vested during the vesting period. Upon vesting, each stock option shall be entitled to the purchase of one ordinary share in the share capital of Yintech before it lapses.

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2015	83,296,000	0.163	6.67	83,379
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(4,639,500)	0.163	6.92	(7,504)
Expired	—	—	—	—
Balance at December 31, 2015	78,656,500	0.163	5.60	127,216

Exercisable at December 31, 2015	—	—	—	—
Balance at January 1, 2016	78,656,500	0.163	5.60	127,216
Granted	63,741,271	0.565	6.25	113,018
Exercised	(9,549,860)	0.163	—	(43,562)
Forfeited	(9,447,057)	0.174	4.52	(42,382)
Expired	—	—	—	—
Balance at December 31, 2016	123,400,854	0.370	5.38	385,869

Exercisable at December 31, 2016	40,422,998	0.163	3.55	126,401

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2017	123,400,854	0.370	5.38	385,869
Granted	10,000,000	0.500	6.66	(1,431)
Exercised	(30,751,280)	0.175	—	(60,623)
Forfeited	(1,020,914)	0.213	4.70	(1,763)
Expired	—	—	—	—
Balance at December 31, 2017	101,628,660	0.361	4.49	77,496

Exercisable at December 31, 2017	40,004,140	0.292	3.41	30,505

The weighted average grant date fair value of options granted during the years ended December 31, 2016 and 2017 was RMB 15.19 million and RMB 8.29 million, respectively. The Company didn’t grant any stock options in 2015 due to the Reorganization.

At December 31, 2017, there was RMB 31.57 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted average period of 1.23 years. During the years 2015, 2016 and 2017, compensation cost recognized in earnings in relation to stock options are RMB 21.21 million, RMB 23.18 million, and RMB 78.12 million, respectively. No income tax benefit was recognized on the share-based compensation.

Fair value of share options and assumptions

The estimate of the fair value of the share options granted is measured based on a binomial lattice model. The contractual life of the share option is used as an input into this model. Expectations and staff turnover rate are incorporated into the binomial lattice model.

	2015	2016	2017
	RMB	RMB	RMB

Expected volatility (expressed as weighted average volatility)	—	48.44%	47.23%
Option life	—	5.97-8.00	5.64-9.32
Expected dividends	—	0-1.8%	0-1.8%
Risk-free interest rate	—	1.43%-1.94%	1.43%-1.94%

Because Yintech’s shares did not have sufficient trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in the similar industry. Changes in the subjective input assumptions could materially affect the fair value estimate.

Share options were granted under a service condition. This condition has not been taken into account in the grant date fair value measurement of the services received. There was no market conditions associated with the share option grants.

(b)Restricted share units

In 2015, Win Yin granted a total of 12,665,000 RSUs to certain directors, eligible person and employees. In 2016 and 2017, Yintech granted a total of 31,924,995 and 39,877,700 RSUs, respectively, to certain directors, eligible person and employees. The RSUs are vested during the vesting period, subject to the fulfillment of certain operational and/or financial performance targets as set by the Board, if any, that are probable of being met. Upon vesting, each RSU shall be entitled to the transfer or issue of one ordinary share in the share capital of Yintech.

		Weighted
		average	Aggregate
	Number	remaining	intrinsic
	of units	contractual	value
Balance at January 1, 2015	—	—	—
Granted	12,665,000	2.21	33,857
Vested	—	—	—
Forfeited	(2,875,125)	1.25	(7,686)
Balance at December 31, 2015	9,789,875	1.25	26,171

Balance at January 1, 2016	9,789,875	1.25	26,171
Granted	31,924,995	0.24	181,757
Vested	(30,302,520)	—	(172,520)
Forfeited	(3,723,826)	1.21	(21,201)
Balance at December 31, 2016	7,688,524	1.16	43,773

Balance at January 1, 2017	7,688,524	1.16	43,773
Granted	39,877,700	0.26	124,020
Vested	(37,631,880)	—	(117,036)
Forfeited	(916,264)	0.89	(2,850)
Balance at December 31, 2017	9,018,080	2.00	28,046

The weighted average grant date fair value of RSUs granted during the years ended December 31, 2015, 2016 and 2017 was RMB 23.40 million, RMB 118.76 million and RMB 49.21 million. As of December 31, 2015, 2016, and 2017, there was RMB 8.94 million, RMB 5.38 million and RMB 11.41 million respectively, of total unrecognized compensation cost related to unvested RSUs. That cost is expected to be recognized over a weighted average period of 2.36 years. In 2015, 2016 and 2017, compensation cost recognized in earnings in relation to RSUs is RMB 9.77 million, RMB 140.63 million and RMB 91.60 million respectively. No tax benefit was recognized on the share-based compensation.